Segmented Information (Segment assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total Assets	$ 3,396.5	$ 3,272.2
Total liabilities	701.2	669.9
Operating segments [member] | Young-Davidson [Member]
Disclosure of operating segments [line items]
Total Assets	1,595.8	1,569.4
Total liabilities	264.6	272.3
Operating segments [member] | Mulatos [Member]
Disclosure of operating segments [line items]
Total Assets	411.3	373.9
Total liabilities	102.6	102.4
Operating segments [member] | Island Gold [Member]
Disclosure of operating segments [line items]
Total Assets	921.4	876.2
Total liabilities	269.4	236.3
Operating segments [member] | El Chanate [Member]
Disclosure of operating segments [line items]
Total Assets	13.4	35.9
Total liabilities	4.2	5.9
Operating segments [member] | Kirazli Segment [Member]
Disclosure of operating segments [line items]
Total Assets	147.5	120.9
Total liabilities	14.9	10.1
Corporate and other [Member]
Disclosure of operating segments [line items]
Total Assets	307.1	295.9
Total liabilities	$ 45.5	$ 42.9